Personnel Contact Information - Business Contact [Member]	12 Months Ended
Dec. 31, 2022
Entity Contact Personnel [Line Items]
Contact Personnel Name	lvaro Badiola Guerra
City Area Code	11
Local Phone Number	3779-0881
Contact Personnel Email Address	investor.relations@atento.com
Entity Address, Address Line One	Rua Paul Valery, 255, 4º andar, Chácara Santo Antonio
Entity Address, Postal Zip Code	04719-050
Entity Address, City or Town	São Paulo
Entity Address, Country	BR